Shareholder Report, Average Annual Return (Details) 197331_Trenchless Fund ETF_TF_TSR Annual {TF}	12 Months Ended	21 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
Trenchless Fund ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Trenchless Fund ETF NAV
Average Annual Return, Percent	5.95%	13.92%
NASDAQ Composite Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ Composite Total Return Index
Average Annual Return, Percent	21.14%	23.60%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	17.88%	18.50%